REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

Grant Thornton LLP 4695 MacArthur Court, Suite 1600 Newport Beach, CA 92660 T 949.553.1600 F 949.553.0168 www.GrantThornton.com

Board of Directors and Management of TruPS Financials Note Securitization 2018-2 Ltd., Merrill Lynch, Pierce, Fenner & Smith Incorporated and EJF CDO Manager LLC:

We have performed the procedures enumerated below, which were agreed to by TruPS Financials Note Securitization 2018-2 Ltd. (the “Issuer”), Merrill Lynch, Pierce, Fenner & Smith Incorporated (the “Placement Agent”) and EJF CDO Manager LLC (the “Collateral Manager” and together with the Issuer and the Placement Agent the “Specified Parties”), in their evaluation of certain information with respect to attributes of the notes

(“TruPS Notes”) related to TruPS Financials Note Securitization 2018-2 Ltd. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed and our findings are as follows.

On September 18, 2018, the Collateral Manager provided us with a computer readable data file (the “Initial Closing Date Collateral Data File”) containing certain characteristics of the underlying securities (the “Securities”) expected to be populated on Annex A of the Offering Memorandum. The Collateral Manager provided us with periodic updates received up to and including October 3, 2018 (together with the “Initial Closing Date Collateral Date File”, the “Closing Date Collateral Data File”). We performed the procedures indicated below on the Securities.

Unless otherwise indicated, the following are defined for the purposes of our procedures:

•	the phrase “compared” means we checked the information for agreement between sources, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such compared amounts and percentages are deemed to be in agreement if differences were attributable to rounding.
•	the phrase “recomputed” means, if applicable, we validated the number through mathematical calculation using the applicable information in the Closing Date Collateral Data File as the inputs, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such recomputed amounts and percentages are deemed to be in agreement if differences were attributable to rounding.
•	the phrase “Source Documents” means a record containing details of a particular transaction or characteristic. Source Documents may include, but are not limited to, information obtainable from S&P Capital IQ, A.M. Best Rating Services website and certain credit information provided by the Collateral Manager “PBC” (collateral data file, broker position reports, security agreements and DTC screenshots).

Grant Thornton LLP

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Closing Date Collateral Data File Review Procedures:

The Collateral Manager provided us with the Closing Date Collateral Data File for purposes of the Closing Date Collateral Data File Review Procedures. The Securities are listed on Appendix A. For each of the Securities, we performed comparisons from the Closing Date Collateral Data File, for certain security characteristics, to information from the Source Documents.

The procedures we performed on the Securities are listed below.

Number	Characteristic	Source Document (listed in order of application)
1	Operating Company	S&P Capital IQ, S&P Global Market Intelligence
2	Holding Company	S&P Capital IQ, S&P Global Market Intelligence
3	Type of Company	S&P Capital IQ, S&P Global Market Intelligence
4	Type of Collateral Obligation	Security agreements
5	Principal Balance ($)	Broker position reports
6	Reference Rate	Security agreements
7	Spread	Security agreements
8	Maturity	Security agreements
9	A.M. Best's Financial Strength Rating of the Operating Company	A.M. Best website

We compared Characteristics 1 through 9 (as set forth in the Closing Date Collateral Data File) to the corresponding information set forth in the provided Source Documents. With respect to Characteristic 5, we summed the principal balance amount(s) for each of the Securities as set forth in the related Source Document and compared such total amount to be greater than or equal to the Principal Balance ($) as set forth in the Closing Date Collateral File. We noted one unresolved discrepancy, which is shown on Appendix B, between the Closing Date Collateral Data File and the Source Documents.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or a review, the objective of which would be the expression of opinion or conclusion, respectively, on certain information with respect to the attributes of the TruPS Notes related to TruPS Financials Note Securitization 2018-2 Ltd. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:

• Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements

• Addressing the value of collateral securing any such assets being securitized

• Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations

• Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization

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• Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions

• Forming any conclusion

• Any other terms or requirements of the transaction that do not appear in this report.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be, and should not be, used by anyone other than the Specified Parties, including investors and rating agencies, who are not identified as Specified Parties but who may have access to this report as required by law or regulation.

Newport Beach, California

October 9, 2018

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Appendix A

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Security Number	CUSIP	Operating Company
1	31899AEF9	1st Summit Bank
2	0070159Z5	Adirondack Bank
3	0252999Z3	American Community Bank & Trust
4	03199AAC6	American Federal Bank
5	77199AAU12	Ameris Bank
6	6271879Z2	The Murray Bank
7	0664449Y8	BankFirst Financial Services
8	073708AB5	Beal Bank USA
9	073708AA7	Beal Bank USA
10	0737109Z0	Beal Bank USA
11	12499AKF6	Bank of Blue Valley
12	107023AA1	Bremer Bank, National Association
13	5924859Z1	Byline Bank
14	1317059Z0	Calwest Bank
15	174903AA2	Capital City Bank
16	2332429A6	DNB First, National Association
17	2799059Z8	Texas Financial Bank
18	3023959Z3	First Bankers Trust Company, National Association
19	7455479Z4	Busey Bank
20	PP6Q0TR37	First State Bank
21	33744J9X0	First United Bank & Trust
22	33744J9Z5	First United Bank & Trust
23	34387QAA2	Flushing Bank
24	14931A9Z7	FNB Bank
25	47799AAQ6	Farmers State Bank
26	3654919Y7	Small Business Bank
27	37637R9Z8	Glacier Bank, Inc.
28	3015959Z9	Hawthorn Bank
29	46199AGN5	Inwood National Bank
30	501871AA5	Liberty Bank and Trust Company
31	1904559Z0	Pedestal Bank
32	20099AEX1	Mercantil Bank, N.A.
33	15641L9Z1	Midland States Bank
34	291230AA8	Emigrant Bank
35	29122QAA2	Emigrant Bank
36	1763759Z8	NexTier Bank, N.A.
37	69181S9Z9	Oxford Bank & Trust
38	3199059Z0	Pacific Premier Bank
39	14056CAA5	Pacific Western Bank
40	105248AA6	Renasant Bank
41	7599359Z4	Republic Bank, Inc.
42	76032RAA0	Republic First Bank
43	76032QAA2	Republic First Bank
44	1248559Z2	Riverview Bank
45	3590599Z7	Royal Banks of Missouri
46	77199AU79	Shamrock Bank, N.A.

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Security Number	CUSIP	Operating Company
47	65699ADG8	Tri Counties Bank
48	90421LAA3	Umpqua Bank
49	36759S9X5	Union Bank & Trust
50	9508109V5	WesBanco Bank, Inc.
51	02567XAA6	American Equity Investment Life Insurance Company
52	02604Y9Z6	American Fidelity Assurance Company
53	90273PAC9	HealthMarkets, Inc.
54	5417729Z4	Lincoln Heritage Life Insurance Company
55	55399AAA8	Manhattan Insurance Group, Inc.
56	6936749z8	Argo Re, Ltd
57	77199AK47	Argo Re, Ltd
58	02099AAA3	Argo Re, Ltd
59	0482099Z5	Atlantic American Corporation
60	11999AAA5	Builders Insurance Group Inc.
61	19811A9Z1	Columbia Insurance Group Inc.
62	583192AA7	AmeriTrust Group, Inc.
63	74692Z9Y8	AmeriTrust Group, Inc.
64	58319P9A8	AmeriTrust Group, Inc.
65	1216999Z7	Burlington Insurance Group, Inc
66	054960AA7	Burlington Insurance Group, Inc
67	1216999X2	Burlington Insurance Group, Inc
68	5146249Z0	Lancer Insurance Company
69	63624Z9X6	Main Street America Group, Incorporated
70	6734129Z7	Cherokee Insurance Company
71	709026AB4	Penn National Security Insurance Company
72	748559AA9	New England Mutual Insurance Company
73	7863759Z0	Safe Auto Insurance Co.

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Appendix B

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Security Number	CUSIP	Operating Company	Characteristic	Closing Date Collateral Data File	Results of Procedures
67	054960AA7	Burlington Insurance Group, Inc	Reference Rate	3M LIBOR

Source Documents indicated the reference rate as LIBOR but not the specific LIBOR to be used (3 month). We inquired of the trustee the Reference Rate for the security and they stated that it was 3M LIBOR.